ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

QMMM Holdings Limited (The “Group” or the “Company”) was incorporated in the Cayman Island on July 29, 2022 as an investment holding company. The Company conducts its primary operations through two of its indirectly wholly owned subsidiaries ManyMany Creations Limited (“MM”) and Quantum Matrix Limited (“QM”) which are both incorporated and domiciled in the Hong Kong Special Administrative Region (“HK SAR”). The Company is primarily engaged in providing digital media advertising and marketing production services and it is headquartered in Hong Kong

The following is an organization chart of the Company and its subsidiaries:

As of September 30, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
Grade A Global Limited	● A BVI company ● Incorporated on July 5, 2022	100%	Holding Company
Witty Time Holdings Limited	● A BVI company ● Incorporated on July 5, 2022	100%	Holding Company
ManyMany Creations Limited (“MM”)	● A Hong Kong company ● Incorporated on June 15, 2005	100%	Digital media advertising and marketing production services
Quantum Matrix Limited (“QM”)	● A Hong Kong company ● Incorporated on March 20, 2014	100%	Digital media advertising and marketing production services

The registration statement for the Company’s Initial Public Offering (the “Offering”) was declared effective by the SEC on July 1, 2024. On July 22, 2024, the Company consummated the Offering of 2,150,000 ordinary shares at a price to the public of $4.00 per share. On August 8, 2024, the Company further issued 56,342 ordinary shares at a price of $4.00 per share to the underwriter as a result of partially exercising the over-allotment option. The aggregate gross proceeds from the Offering amounted to $8,825,368, prior to deducting underwriting discounts, commissions and offering-related expenses.

On March 21, 2025, the shareholders of the Company approved the re-designation of the authorized ordinary shares to Class A ordinary shares and Class B ordinary shares. The Company was authorized to issue a maximum number of (i) 490,000,000 Class A ordinary shares of a par value of US$0.0001 each and (ii) 10,000,000 Class B ordinary shares of a par value US$0.0001 each. The rights of Class A and Class B ordinary shares are essentially identical, except for voting rights: each Class A ordinary share carries one vote, while each Class B ordinary share carries twenty votes. Holders of Class B ordinary shares may voluntarily convert their shares into Class A ordinary shares on a 1:1 basis at any time, whereas conversion in the opposite direction is not permitted. In connection with this reclassification, the Company exchanged 8,254,500 Class A ordinary shares held by certain shareholders for an equivalent number of Class B ordinary shares on a 1:1 basis. This transaction was accounted for as a recapitalization, resulting in a reclassification within shareholders’ equity, with no impact on the Company’s total stockholders’ equity or net income.

On June 18, 2025, The Company issued 40,000,000 Class A ordinary shares at a price of $0.2 per share. The aggregate gross proceeds from the Offering amounted to $8,000,000 prior to deducting underwriting discounts, commission and offer-related expenses.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

Group reorganization

Pursuant to a group reorganization (the “group reorganization”) to rationalize the structure of the Company and its subsidiary companies (herein collectively referred to as the “Group”) in preparation for the listing of our shares, the Company becomes the holding company of the Group on November 14, 2022. As the Group were under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the group reorganization, the consolidated statements of operations and comprehensive (loss) income, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the beginning of the period, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period